LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
LOSS PER SHARE	LOSS PER SHARE
Basic loss per share and the reconciliation of the number of shares used to calculate basic and diluted loss per share are as follows:

	For years ended December 31,
	2025	2024
Net loss attributable to shareholders of the Company	$(51,847)	$(115,632)

Weighted average shares issued and outstanding post-consolidation(1)	115,470,534	89,677,648
Weighted-average shares outstanding – basic	115,470,534	89,677,648
Effect of dilutive share-based payment arrangements	—	—
Weighted-average shares outstanding – diluted	115,470,534	89,677,648

Basic and diluted loss per share	$(0.45)	$(1.29)
(1)Share amounts have been adjusted to reflect the effect of the 3:1 share consolidation that took place on May 20, 2025, unless otherwise noted.

For the year ended December 31, 2025, 5,671,966 units related to share-based payment arrangements and 6,176,052 units related to the convertible debenture were not included in the calculation as their effect would be anti-dilutive (December 31, 2024 - 1,267,217 units related to share-based payment arrangements and 6,176,052 units related to the convertible debenture).